Supplement dated January 9, 2012 to the MTB Group of Funds Prospectus dated August 31, 2011

On May 16, 2011, M&T Bank Corporation ("M&T"), the parent company of MTB Investment Advisors, Inc. ("MTBIA"), the investment advisor to the MTB Group of Funds (the "MTB Trust") and each of its series (the "MTB Funds"), and MTB One, Inc., a wholly-owned subsidiary of M&T, acquired Wilmington Trust Corporation ("Wilmington Trust"). Wilmington Trust was the parent company of Rodney Square Management Corporation ("RSMC") and Wilmington Trust Investment Management, LLC ("WTIM"), the investment advisor and sub-advisor of the funds within the WT Mutual Fund (the "WT Trust").

As described more fully below, in connection with M&T's acquisition of Wilmington Trust, the following changes are expected to take place with the approval of the Board of Trustees of the MTB Trust (the "Board"): (i) the MTB Funds' acquisition of the series of the WT Trust ("WT Funds"), subject to approval of the shareholders of the WT Funds ("External Reorganization"); (ii) reorganization of certain MTB Funds ("Internal Reorganization," and collectively with External Reorganization, the "Reorganizations"); (iii) the renaming of the MTB Funds; (iv) the appointment of RSMC as the investment advisor to the MTB Funds; (v) the share class conversions of the MTB money market funds; (vi) a new Transfer Agency Agreement for the MTB Trust; (vii) the reduction of the contractual maximum investment advisory fee for certain MTB Funds; (viii) the revision of the MTB Funds' sales load structure; and (ix) certain changes to the MTB International Equity Fund.

3.	All MTB Funds – Renaming of the MTB Funds

On or about the date of the Reorganizations, the MTB Trust name will change from MTB Group of Funds to Wilmington Funds and all of the MTB Funds will be renamed as follows:

Current Fund Name/Series	New Fund Name/Series
MTB Money Market Fund	Wilmington Prime Money Market Fund
MTB Tax-Free Money Market Fund	Wilmington Tax-Exempt Money Market Fund
MTB U.S. Government Money Market Fund	Wilmington U.S. Government Money Market Fund
MTB U.S. Treasury Money Market Fund	Wilmington U.S. Treasury Money Market Fund
MTB Income Fund	Wilmington Broad Market Bond Fund
MTB Intermediate-Term Bond Fund	Wilmington Intermediate-Term Bond Fund
MTB Maryland Municipal Bond Fund	Wilmington Maryland Municipal Bond Fund
MTB New York Municipal Bond Fund	Wilmington New York Municipal Bond Fund
MTB Pennsylvania Municipal Bond Fund	Wilmington Pennsylvania Municipal Bond Fund
MTB Short Duration Government Bond Fund	Wilmington Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund	Wilmington Short-Term Corporate Bond Fund
MTB Virginia Municipal Bond Fund	Wilmington Virginia Municipal Bond Fund
MTB Strategic Allocation Fund	Wilmington Strategic Allocation Moderate Fund
MTB International Equity Fund	Wilmington Multi-Manager International Fund
MTB Large Cap Growth Fund	Wilmington Large Cap Growth Fund
MTB Large Cap Value Fund	Wilmington Large Cap Value Fund
MTB Mid Cap Growth Fund	Wilmington Mid Cap Growth Fund
MTB Small Cap Growth Fund	Wilmington Small Cap Growth Fund

While the MTB Funds' names will change, the MTB Funds' investment goals and strategies will remain the same, except as otherwise disclosed to shareholders. The MTB Trust's website address will change to www.wilmingtonfunds.com.

Accordingly, as of the Reorganizations, all references in the Prospectus to the MTB Group of Funds are hereby deleted and replaced with references to Wilmington Funds and all references to the current Fund names are hereby deleted and replaced with the new Fund names listed above.

6.	Share Class Conversions for MTB Money Market Funds

Effective on or about January 20, 2012, share classes of the MTB Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Money Market Fund and MTB U.S. Treasury Money Market Fund (the "Money Market Funds"), will be converted into new share classes, as identified below:

MTB Money Market Fund
Converted Share Classes	New Share Classes
Class A2 Shares and Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB New York Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares

MTB Pennsylvania Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB Tax-Free Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Government Money Market Fund
Converted Share Classes	New Share Classes
Class A Shares	Service Class Shares
Class I Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

MTB U.S. Treasury Money Market Fund
Converted Share Classes	New Share Classes
Class S Shares	Service Class Shares
Class I Shares and Class A Shares	Select Class Shares
Class I2 Shares	Administrative Class Shares

The minimum initial investment amount for Service Class Shares will be $0, for Select Class Shares, $100,000, and for Administrative Class Shares, $1,000. The minimum subsequent investment amount for all classes will be $25. No sales charges, deferred sales charges, redemption fees or exchange fees are charged in connection with the new classes.

Shareholders of the Money Market Funds will not incur any transaction costs in connection with the conversions, and it is expected that the conversions will be tax-free for federal income tax purposes, so that shareholders will not have a taxable gain or loss on the conversion of their shares.

Class I2 Shares of each of the Money Market Funds will be converted into Administrative Class Shares, as shown above. Administrative Class Shares will include a new 25 basis point shareholder services fee, which will be used to compensate financial intermediaries (which may include MTBIA, the Funds' distributor, or their affiliates), for services that may be properly charged to the Administrative Class Shares outside of any Rule 12b-1 distribution plan. Due to the existence of voluntary waivers and expense reimbursements, MTBIA anticipates that those Money Market Funds will be charged the shareholder services fee no sooner than the date of the Reorganizations.

Accordingly, effective on or about January 20, 2012, the Annual Fund Operating Expenses and Example Tables for each of the Money Market Funds identified above will be replaced as follows:

(a)	MTB Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.35%

Total Annual Fund Operating Expenses	1.00%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class Expenses assuming redemption	$102	$318	$552	$1,224
Select Class Expenses assuming redemption	$77	$240	$417	$930
Administrative Class Expenses assuming redemption	$102	$318	$552	$1,224

(b)	MTB Pennsylvania Tax-Free Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.76%

Total Annual Fund Operating Expenses	1.41%	1.16%	1.41%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$144	$447	$772	$1,691
Select Class	$118	$368	$637	$1,408
Administrative Class	$144	$447	$772	$1,691

(c)	MTB Tax-Free Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.43%

Total Annual Fund Operating Expenses	1.08%	0.83%	1.08%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$110	$343	$595	$1,317
Select Class	$85	$265	$461	$1,025
Administrative Class	$110	$343	$595	$1,317

(d)	MTB U.S. Government Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.33%	0.33%	0.33%

Total Annual Fund Operating Expenses	0.98%	0.73%	0.98%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$100	$312	$542	$1,203
Select Class	$75	$234	$407	$908
Administrative Class	$100	$312	$542	$1,203

(e)	MTB U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Service Class	Select Class	Administrative Class
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses	0.99%	0.74%	0.99%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Service Class, Select Class and Administrative Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$101	$315	$547	$1,213
Select Class	$76	$237	$412	$919
Administrative Class	$101	$315	$547	$1,213

Please keep this Supplement for future reference.